Business combinations	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about business combination [abstract]
Business combinations
Business combinations

On December 23, 2017, the Group acquired 100% of the share capital of Discuva Limited ('Discuva'), a privately held UK-based company. As part of the acquisition the Group has obtained a bacterial genetics-based platform to generate new mechanism antibiotics.

Under the terms of the acquisition, the consideration to Discuva shareholders comprised of £6.1 million in cash (being £5.0 million plus the value of net cash acquired by the Group as part of the acquisition) and £5.0 million in new ordinary shares of Summit of one penny nominal value issued to Discuva shareholders at a price of 170.4 pence per share, representing 2,934,272 Ordinary Shares.

The Group recognized £1.8 million of goodwill upon the acquisition of Discuva. Goodwill represents the difference between the fair value of the identifiable assets acquired and liabilities assumed for Discuva and the amount paid in consideration and is attributable to the existing Discuva workforce (which cannot be separately valued under accounting standards). The goodwill recognized will not be deductible for tax purposes.

27. Business combinations (continued)

The consideration paid for Discuva and the identifiable assets acquired and liabilities assumed are as follows:

£000
Consideration
Cash	6,091
2,934,272 new Summit Therapeutics plc Ordinary Shares issued	5,000
Total consideration	11,091

	Book value £000	Fair value adjustment £000	Fair value £000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1,316	—	1,316
Property, plant and equipment	329	—	329
Intangible assets - option over non-financial assets	668	—	668
Intangible assets - bacterial genetics-based platform	—	10,670	10,670
Trade and other receivables	1,129	—	1,129
Trade and other payables	(1,555)	—	(1,555)
Assumed contingent liabilities	—	(1,466)	(1,466)
Deferred tax liabilities	—	(1,814)	(1,814)
Book and fair value of identifiable net assets	1,887	7,390	9,277
Goodwill	—	1,814	1,814
Total consideration	1,887	9,204	11,091

The Group has recognized £10.7 million of identified intangible assets acquired related to the bacterial genetics-based platform. See Note 13 'Intangible assets' for further details.

The Group has assumed £1.5 million of contingent liabilities as part of the acquisition as, certain employees, former employees and former directors of Discuva are eligible for payments from Discuva based on specified development and clinical milestones related to proprietary product candidates developed under the platform. The timing of these potential payments is uncertain. See Note 20 'Provisions for other liabilities and charges and contingent liabilities' for further details.

The gross contractual amount for trade and other receivables due is £1.1 million, all of which is expected to be collectible.

The results of Discuva have been included in the Group’s Consolidated Income Statement from December 23, 2017, contributing £0.3 million (1.2%) of Group revenues for the year ending January 31, 2018. Discuva contributed a gain of £0.02 million to the Group's total comprehensive loss for the year ended January 31, 2018.

If the acquisition had occurred on February 1, 2017, unaudited pro forma combined revenue for the year ended January 31, 2018 would have been £28.1 million, unaudited pro forma combined total comprehensive loss for the year ended January 31, 2018 would have been £7.3 million and unaudited pro forma combined basic and diluted loss per Ordinary Share from operations for the year ended January 31, 2018 would have been 11 pence. These amounts have been calculated using Discuva's results and adjusting them for costs associated with the acquisition, differences in the accounting policies between the Group and Discuva and amounts restated in Discuva's financial information.

Transaction costs

Acquisition related costs of £0.4 million have been excluded from the consideration transferred and recognized as a general and administration expense in the Consolidated Statement of Comprehensive Income for the year ended January 31, 2018.